BANK AND OTHER BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
BANK AND OTHER BORROWINGS
Total bank and other borrowings	¥ 3,036,202	$ 427,640	¥ 2,984,010
Short-term	319,625	45,018	168,601
Long-term, current portion	722,563	101,771	343,982
Total	1,042,188	146,789	512,583
Long-term, non-current portion	¥ 1,994,014	$ 280,851	¥ 2,471,427